Consolidated Statements of Stockholders' Equity (USD $)	Total USD ($)	Common Stock	Preferred Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit and Distributions USD ($)	Accumulated Other Comprehensive Loss USD ($)	Common Class A Common Stock USD ($)	Common Class B Common Stock USD ($)
Stockholders' equity, beginning of year at Dec. 31, 2009	$ 127,524,810		$ 50,940,352	$ 167,744,630	$ (91,238,012)	$ 0	$ 19,460	$ 58,380
Stockholders' equity, beginning of year, shares at Dec. 31, 2009			43,628				1,946,003	5,838,009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares							551,971	1,655,913
Issuance of common stock, value	54,823,798			54,801,719			5,520	16,559
Issuance of stock dividends, shares							60,587	181,760
Issuance of stock dividends, value	(221)			6,275,981	(6,278,626)		606	1,818
Redemption of common and preferred stocks, shares							(8,689)	(26,066)
Redemption of common stock, value	(859,555)			(859,207)			(87)	(261)
Dividends on preferred stock	0		3,708,380	(3,708,380)
Commissions and discounts on stock sales and related dealer-manager fees	(4,072,095)			(4,072,095)
Other offering costs	(550,958)			(550,958)
Placement and structuring agent fees	(396,374)			(396,374)
Net loss	(15,809,720)				(15,809,720)
Stockholders' equity, end of year at Dec. 31, 2010	160,659,685		54,648,732	219,235,316	(113,326,358)	0	25,499	76,496
Stockholders' equity, end of year, shares at Dec. 31, 2010			43,628				2,549,872	7,649,616
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares							550,153	1,650,459
Issuance of common stock, value	54,996,957			54,974,950			5,502	16,505
Issuance of stock dividends, shares							55,763	167,290
Issuance of stock dividends, value	221			5,346,820	(5,348,830)		558	1,673
Redemption of common and preferred stocks, shares		(37,042)	(5,880)				(9,261)	(27,782)
Redemption of common stock, value	(892,901)			(892,530)			(93)	(278)
Dividends on preferred stock	0		1,556,675	(1,556,675)
Redemption of preferred stock, value	(7,519,908)		(7,519,908)
Commissions and discounts on stock sales and related dealer-manager fees	(4,836,283)			(4,836,283)
Other offering costs	(654,136)			(654,136)
Net loss	(11,945,363)				(11,945,363)
Stockholders' equity, end of year at Dec. 31, 2011	189,808,272		48,685,499	271,617,462	(130,620,551)		31,466	94,396
Stockholders' equity, end of year, shares at Dec. 31, 2011			37,748				3,146,527	9,439,583
Stockholders' equity, beginning of year at May. 08, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption of common and preferred stocks, shares			(6,236)
Stockholders' equity, end of year at Dec. 31, 2012			48,600,055
Stockholders' equity, end of year, shares at Dec. 31, 2012			37,392
Stockholders' equity, beginning of year at Dec. 31, 2011	189,808,272		48,685,499	271,617,462	(130,620,551)	0	31,466	94,396
Stockholders' equity, beginning of year, shares at Dec. 31, 2011			37,748				3,146,527	9,439,583
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares							41,444	124,331
Issuance of common stock, value	4,134,741			4,133,145	(61)		414	1,243
Redemption of common and preferred stocks, shares		(31,635)	(356)				(7,908)	(23,726)
Redemption of common stock, value	(743,115)			(742,799)			(79)	(237)
Dividends on preferred stock	0		373,992	(373,992)
Redemption of preferred stock, value	(459,436)		(459,436)
Commissions and discounts on stock sales and related dealer-manager fees	(361,364)			(361,364)
Other offering costs	(48,752)			(48,752)
Write-off of due to affiliates	27,315,249			27,315,249
Net loss	(8,870,732)				(8,870,732)
Market value adjustment on interest rate swap	(687,674)					(687,674)
Stockholders' equity, end of year at Dec. 31, 2012	$ 210,087,189		$ 48,600,055	$ 301,538,949	$ (139,491,344)	$ (687,674)	$ 31,801	$ 95,402
Stockholders' equity, end of year, shares at Dec. 31, 2012			37,392				3,180,063	9,540,188